Document and Entity Information	12 Months Ended
Feb. 02, 2013
Entity Information [Line Items]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Feb. 02, 2013
Trading Symbol	RH
Entity Registrant Name	Restoration Hardware Holdings Inc
Entity Central Index Key	0001528849
Entity Filer Category	Non-accelerated Filer